Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) Client Segment	Mar. 31, 2019 USD ($) Client Segment	Mar. 31, 2018 INR (₨) Client	Mar. 31, 2017 INR (₨) Client
Disclosure of operating segments [line items]
Number of geographic segments | Segment	4	4
No client individually accounted for more than 10% of revenues | Client	0	0	0	0
Stock compensation expense recognized	₨ 1,938		₨ 1,347	₨ 1,742
Operating Segments [member]
Disclosure of operating segments [line items]
Gain from the sale of hosted data center services, workday business and disposal of Wipro Airport IT services Limited	4,344			4,082
Provision for impairment of receivables [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost			3,175
Provision for deferred contract cost [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost			1,437
Provision for legal contingencies and claims [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost	5,141	$ 75
Information Technology Services [member]
Disclosure of operating segments [line items]
Gain from the sale of hosted data center services, workday business and disposal of Wipro Airport IT services Limited	4,344
Information Technology Services [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Stock compensation expense recognized	1,841		₨ 1,402	1,550
Gain from the sale of hosted data center services, workday business and disposal of Wipro Airport IT services Limited	₨ 4,344			₨ 4,082